UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

ALLIANCEBERNSTEIN GLOBAL TECHNOLOGY FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

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AllianceBernstein Global Technology Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.2%
Technology - 82.7%
Communication Equipment - 17.5%
Cisco Systems, Inc. (a)	4,506,500	$120,503,810
Foundry Networks, Inc. (a)	1,148,000	17,357,760
Juniper Networks, Inc. (a)(b)	1,455,000	32,533,800
Nokia OYJ	2,999,255	75,659,234
QUALCOMM, Inc.	997,800	43,703,640

		289,758,244

Communication Services - 0.6%
American Tower Corp.-Class A (a)	248,500	9,443,000

Computer Hardware/Storage - 12.7%
Apple, Inc. (a)	549,800	54,870,040
Hewlett-Packard Co. (b)	1,800,800	75,885,712
Sun Microsystems, Inc. (a)(b)	15,230,100	79,501,122

		210,256,874

Computer Peripherals - 2.2%
InnoLux Display Corp. (a)	4,647,000	13,265,936
Network Appliance, Inc. (a)	613,800	22,839,498

		36,105,434

Computer Services - 12.7%
Accenture Ltd.-Class A (b)	694,300	27,147,130
Alliance Data Systems Corp. (a)(b)	276,600	17,608,356
CapGemini, SA (b)	170,480	12,894,800
Cognizant Technology Solutions Corp.-Class A (a)(b)	374,100	33,444,540
Fiserv, Inc. (a)	329,870	17,539,188
Infosys Technologies Ltd. (ADR) (b)	375,160	19,639,626
International Business Machines Corp.	793,500	81,103,635

		209,377,275

Internet Infrastructure - 3.6%
Akamai Technologies, Inc. (a)(b)	270,800	11,936,864
Digital River, Inc. (a)	104,100	6,092,973
Equinix, Inc. (a)(b)	322,600	26,927,422
Opsware Inc. (a)(b)	719,400	5,776,782
Switch & Data Facilities Co. Inc. (a)	450,900	8,264,997

		58,999,038

Internet Media - 6.5%
Ctrip.com International Ltd. (ADR)	143,200	10,155,744
eBay, Inc. (a)	496,900	16,864,786
Google, Inc.-Class A (a)	169,200	79,757,496

		106,778,026

Miscellaneous - 3.8%
Canon, Inc.	1,020,000	57,226,373
Itron, Inc. (a)(b)	89,800	6,047,132

		63,273,505

Semiconductor Capital Equipment - 1.9%
ASML Holding NV (a)	516,559	14,032,698
KLA-Tencor Corp. (b)	306,600	17,031,630

		31,064,328

Semiconductor Components - 7.4%
Broadcom Corp.-Class A (a)	812,150	26,435,483
Intel Corp.	1,608,900	34,591,350
Intersil Corp.-Class A	164,900	4,912,371
Maxim Integrated Products, Inc.	310,000	9,833,200
NVIDIA Corp. (a)	560,300	18,428,267
ON Semiconductor Corp. (a)(b)	1,862,200	19,944,162
Samsung Electronics Co. Ltd.	13,642	8,342,885

		122,487,718

Software - 13.8%
Activision, Inc. (a)(b)	736,100	14,722,000
Adobe Systems, Inc. (a)(b)	842,700	35,022,612
Citrix Systems, Inc. (a)(b)	835,300	27,230,780
McAfee, Inc. (a)	277,500	9,015,975
Microsoft Corp. (b)	3,465,200	103,748,088
Oracle Corp. (a)	946,400	17,792,320
Salesforce.com, Inc. (a)(b)	507,300	21,306,600

		228,838,375

		1,366,381,817

Consumer Services - 8.9%
Advertising - 0.5%
Focus Media Holding Ltd. (ADR) (a)(b)	217,000	8,029,000

Broadcasting & Cable - 2.7%
Comcast Corp.-Class A (a)(b)	447,500	11,930,350
News Corp.-Class A	543,500	12,168,965
Time Warner, Inc.	972,300	20,058,549

		44,157,864

Cellular Communications - 5.7%
America Movil SA de CV Series L (ADR)	1,231,400	64,685,442
MTN Group Ltd.	614,200	8,963,415
NTT DoCoMo, Inc.	6,732	11,458,223
Vimpel-Communications (ADR) (a)	90,600	8,766,456

		93,873,536

		146,060,400

Utilities - 2.6%
Telephone Utility - 2.6%
AT&T, Inc.	427,500	16,552,800
Telefonica SA	435,131	9,773,668
Verizon Communications, Inc. (b)	447,200	17,074,096

		43,400,564

Total Common Stocks (cost $1,299,863,793)		1,555,842,781

WARRANTS - 5.3%
Technology - 3.6%
Computer Services - 0.7%
Tata Consultancy Services Ltd., expiring 8/20/07 (a)(c)	393,399	12,091,511

Contract Manufacturing - 1.1%
HON HAI Precision Industry Co., Ltd., Citigroup Global Markets, expiring 1/17/12 (a)(c)	2,669,608	17,728,867

Electronic Components - 0.5%
AU Optronics, Credit Suisse First Boston, expiring 3/05/09 (a)(d)	5,386,960	8,479,075

Semiconductor Components - 1.3%
Novatek Microelectronics Corp. Ltd., expiring 11/02/16 (a)(c)	1,842,526	9,114,976
Taiwan Semiconductor Manufacturing Co. Ltd., expiring 11/08/10 (a)	6,274,236	12,937,475

		22,052,451

		60,351,904

Consumer Services - 1.7%
Cellular Communications - 1.7%
Bharti Airtel Ltd., Merrill Lynch, expiring 3/17/11 (a)(c)	865,017	18,574,424
Telekomunikasi Indonesia Tbk PT, expiring 3/23/17 (a)(c)	8,021,000	9,272,276

		27,846,700

Total Warrants (cost $73,581,724)		88,198,604

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (e) (cost $8,290,986)	8,290,986	8,290,986

Total Investments Before Security Lending Collateral - 100.0% (cost $1,381,736,503)		1,652,332,371

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 18.4%
Short-Terms - 18.4%
UBS Private Money Market Fund, LLC (cost $303,124,694)	303,124,694	303,124,694

Total Investments - 118.4% (cost $1,684,861,197)		1,955,457,065
Other assets less liabilities - (18.4)%		(303,949,991)

Net Assets - 100.0%		$1,651,507,074

Country Breakdown *
73.0%	United States
4.6%	Finland
4.2%	Japan
3.9%	Mexico
3.7%	Taiwan
1.9%	Luxembourg
1.6%	Bermuda
1.2%	India
1.1%	China
0.8%	Netherlands
0.8%	France
0.6%	Spain
0.6%	Indonesia
1.5%	Other
0.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of April 30, 2007. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. ‘Other’ country weightings represents 0.1% or less in the following countries: Russia, South Africa, South Korea.

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate market value of these securities amounted to $66,782,055 or 4.0% of net assets.

(d)	Variable rate coupon, rate shown as of April 30, 2007.

(e)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

ADR      -      American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Technology Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2007

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